Lease Obligation - Disclosure of lease obligations (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance (Total)	$ 429,523
Beginning balance (Current Portion)	127,116	$ 69,150
Beginning balance (Non-current portion)	302,407	206,471
Additions	0	0
Payment for lease liability current	0
Payment for lease liability non current	0	0
Interest expense on lease liabilities current	0	0
Interest expense on lease liabilities non current	0
Ending balance (Total)	302,223	429,523
Ending balance (Current Portion)	147,078	127,116
Ending balance (Non-current portion)	155,145	302,407
Offices [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance (Total)	429,523	275,621
Additions	0	228,020
Lease payments (including interest)	(197,651)	(111,903)
Interest expense	70,351	37,785
Ending balance (Total)	$ 302,223	$ 429,523